Other Assets	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

12. OTHER ASSETS

Other assets consist of:

	2014	2013
Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$259	$291
Customer relationship intangibles [note 6]	108	143
Long-term receivables [note 21[c]]	87	111
Patents and licenses, net	36	44
Pension overfunded status [note 16[a]]	13	26
Unrealized gain on cash flow hedges [note 21]	8	20
Other, net	41	40

	$552	$675